Pensions and Other Post-Employment Benefits	12 Months Ended
Dec. 31, 2021
Pensions And Other Post Employment Benefits [Abstract]
Pensions and Other Post-Employment Benefits

29. PENSIONS AND OTHER POST-EMPLOYMENT BENEFITS
The Company provides the majority of employees with a defined contribution pension plan. The Company also provides OPEB plans to retirees and sponsors defined benefit pension plans in Canada and the U.S. (together, the “DB Pension Plan”).
The DB Pension Plan provides pension benefits at retirement based on years of service and final average earnings. In Canada, future enrollment is limited to eligible employees who may elect to move from the defined contribution component to the defined benefit component for their future service. In the U.S., the defined benefit pension is closed to new members. The Company’s OPEB plans provides certain retired employees with health care and dental benefits.
The Company is required to file an actuarial valuation of its registered defined benefit pension with regulators on a periodic basis. The most recently filed valuation for the Canadian defined benefit pension plan was dated December 31, 2019, and the next required actuarial valuation will be as at December 31, 2022. The most recently filed valuation for the U.S. defined benefit pension plan was dated January 1, 2021, and the next required actuarial valuation will be as at January 1, 2022.
A) Defined Benefit and OPEB Plan Obligation and Funded Status
Information related to defined benefit pension and OPEB plans, based on actuarial estimations, is:

	Pension Benefits		OPEB
	2021	2020	2021	2020
Defined Benefit Obligation
Defined Benefit Obligation, Beginning of Year	188	158	20	22
Plan Acquisition Upon the Arrangement (1)	41	—	224	—
Current Service Costs	16	13	9	1
Past Service Costs - Curtailment and Plan Amendments	(1)	—	(3)	—
Interest Costs (2)	6	5	6	—
Benefits Paid	(17)	(6)	(8)	(2)
Plan Participant Contributions	2	2	—	—
Re-measurements:
(Gains) Losses From Experience Adjustments	4	1	10	(2)
(Gains) Losses From Changes in Demographic Assumptions	(1)	—	(3)	—
(Gains) Losses From Changes in Financial Assumptions	(18)	15	(30)	1
Defined Benefit Obligation, End of Year	220	188	225	20

Plan Assets
Fair Value of Plan Assets, Beginning of Year	117	107	—	—
Plan Acquisition Upon the Arrangement (1)	32	—	—	—
Employer Contributions	9	6	3	—
Plan Participant Contributions	2	2	—	—
Benefits Paid	(13)	(5)	(3)	—
Interest Income (2)	3	2	—	—
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	9	5	—	—
Fair Value of Plan Assets, End of Year	159	117	—	—

Pension and OPEB (Liability) (3)	(61)	(71)	(225)	(20)
(1)The Company acquired Husky's defined benefit pension and other post-retirement benefit obligations in connection with the Arrangement. See Note 5A.
(2)Based on the discount rate of the defined benefit obligation at the beginning of the year.
(3)Liabilities for the DB Pension Plan and OPEB plans are included in other liabilities on the Consolidated Balance Sheets.
The weighted average duration of the defined benefit pension and OPEB obligations are 16 years and 14 years, respectively.
B) Pension and OPEB Costs

	Pension Benefits			OPEB
As at December 31,	2021	2020	2019	2021	2020	2019
Defined Benefit Plan Cost
Current Service Costs	16	13	11	9	1	1
Past Service Costs - Curtailments and Plan Amendments	(1)	—	—	(3)	—	—
Net Interest Costs	3	3	3	6	—	1
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	(9)	(5)	(15)	—	—	—
(Gains) Losses From Experience Adjustments	4	1	(4)	10	(2)	—
(Gains) Losses From Changes in Demographic Assumptions	(1)	—	—	(3)	—	—
(Gains) Losses From Changes in Financial Assumptions	(18)	15	12	(30)	1	1
Defined Benefit Plan Cost (Recovery)	(6)	27	7	(11)	—	3
Defined Contribution Plan Cost	68	22	21	—	—	—
Total Plan Cost	62	49	28	(11)	—	3
C) Investment Objectives and Fair Value of Plan Assets
The objective of the asset allocation is to manage the funded status of the DB Pension Plan at an appropriate level of risk, giving consideration to the security of the assets and the potential volatility of market returns and the resulting effect on both contribution requirements and pension expense. The long-term return is expected to achieve or exceed the return from a composite benchmark comprised of passive investments in appropriate market indices. The asset allocation structure is subject to diversification requirements and constraints which reduce risk by limiting exposure to individual equity investment and credit rating categories.
The allocation of assets between the various types of investment funds is monitored regularly and is re-balanced monthly, as necessary. The Canadian defined benefit pension plan and U.S. defined benefit pension plan are managed independently of each other and, accordingly, the target asset allocation is reflective of their different liability profiles.

2021 Target Allocation (percent)	Canadian Plan	U.S. Plan
Equity Funds	25% - 70%	21% - 51%
Income Funds	25% - 35%	55% - 74%
Real Estate Funds	—% - 15%	—
Listed Infrastructure Funds	—% - 10%	—
Emerging Market Debt Funds	—% - 10%	—
Cash and Cash Equivalents	—% - 10%	—
The Company does not use derivative instruments to manage the risks of its plan assets. There has been no change in the process used by the Company to manage these risks from prior periods.
The fair value of the DB Pension Plan assets is:

As at December 31,	2021	2020
Equity Funds	77	58
Fixed Income Funds	54	35
Real Estate Funds	9	6
Listed Infrastructure Funds	8	8
Emerging Market Debt Funds	8	7
Cash and Cash Equivalents	2	2
Non-Invested Assets	1	1
Total Fair Value of DB Pension Plan Assets (1)	159	117
(1)     The Company acquired Husky’s U.S. defined benefit pension obligations in connection with the Arrangement (see Note 5A). The U.S. defined benefit pension plan assets were valued at $32 million on January 1, 2021.
Fair value of the cash and cash equivalents, equity, income and listed infrastructure assets are based on the trading price of the underlying funds (Level 1). The fair value of the real estate funds reflects the appraisal valuation for each property investment (Level 2). The fair value of the non-invested assets is the discounted value of the expected future payments (Level 3).
The DB Pension Plan does not hold any direct investment in Cenovus common shares.
D) Funding
The DB Pension Plan's are funded in accordance with applicable pension legislation. Contributions are made to trust funds administered by independent trustees. The Company’s contributions to the DB Pension Plan are based on the most recent actuarial valuations, and direction of the Management Pension Committee and Human Resources and Compensation Committee of the Board of Directors.
Employees participating in the Canadian defined benefit pension are required to contribute four percent of their pensionable earnings, up to an annual maximum, and the Company provides the balance of the funding necessary to ensure benefits will be fully provided for at retirement. The Company's expected contributions for the year ended December 31, 2022, are $11 million for the DB Pension Plan.
The OPEB plans are funded on an as required basis. The Company’s expected contributions for the year ended December 31, 2022, are $8 million for the OPEB plans.
E) Actuarial Assumptions and Sensitivities
Actuarial Assumptions
The principal weighted average actuarial assumptions used to determine benefit obligations and expenses are as follows:

	Pension Benefits			OPEB
For the years ended December 31,	2021	2020	2019	2021	2020	2019
Discount Rate	2.95%	2.50%	3.00%	2.98%	2.50%	3.00%
Future Salary Growth Rate	4.03%	3.97%	3.94%	4.94%	4.94%	5.08%
Average Longevity (years)	88.3	88.3	88.2	88.3	88.2	88.2
Health Care Cost Trend Rate	N/A	N/A	N/A	5.64%	6.00%	6.00%
Discount rates are based on market yields for high quality corporate debt instruments with maturity terms equivalent to the benefit obligations.
Sensitivities
Of the most significant actuarial assumptions, a change in discount rates and health care costs have the largest potential impact on the obligations for the DB Pension Plan and OPEB plans, with sensitivity to change as follows:

	2021		2020
As at December 31,	Increase	Decrease	Increase	Decrease
One Percent Change:
Discount Rate	(79)	102	(31)	40
Future Salary Growth Rate	4	(4)	4	(4)
Health Care Cost Trend Rate	26	(20)	1	(1)
One Year Change in Assumed Life Expectancy	4	(4)	4	(4)
The sensitivity analysis is based on a change in an assumption while holding all other assumptions constant; however, the changes in some assumptions may be correlated. The same methodologies have been used to calculate the sensitivity of the DB Pension Plan obligation to significant actuarial assumptions as have been applied when calculating the liability for the DB Pension Plan recorded on the Consolidated Balance Sheets.
F) Risks
Through its DB Pension Plan and OPEB plans, the Company is exposed to actuarial risks, such as longevity risk, interest rate risk, investment risk and salary risk.
Longevity Risk
The present value of the defined benefit plan obligation is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of participants will increase the defined benefit plan obligation.
Interest Rate Risk
A decrease in corporate bond yields will increase the defined benefit plan obligation, although this will be partially offset by an increase in the return on debt holdings.
Investment Risk
The present value of the DB Pension Plan obligation is calculated using a discount rate determined by reference to high quality corporate bond yields. If the return on plan assets is below this rate, a plan deficit will result. Due to the long-term nature of the plan liabilities, a higher portion of the plan assets are invested in equity securities than in debt instruments and real estate.
Salary Risk
The present value of the DB Pension Plan obligation is, in part, calculated by reference to the future salaries of plan participants and the obligation of the OPEB plans is, in part, calculated by reference to the future health care cost trend rate. As such, an increase in the salary of the plan participants and increase in the future cost of health care claims will increase the defined benefit obligation.